Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03043202

Cert NYS

1 - 31883

NYSE

DEC 17 2003

December 17, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FIRST NATIONAL BANKSHARES OF FLORIDA, INC., Common Stock, $.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 10 received on December 17, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho